BUSINESS COMBINATION - Schedule of Reverse Capitalization (Details) - USD ($)		12 Months Ended
	Dec. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Cash - THMA trust and cash (net of redemptions)		$ 8,331,000
Cash - PIPE Investors and Forward Purchase Assignment		102,800,000
Cash - Forward Purchase Agreement (Anchor Investor)		63,870,000
Gross proceeds (excluding cash due at December 31, 2021 from the Trust Account)		175,001,000
Less: transaction costs and advisory fees paid		(30,700,000)
Net proceeds from the Business Combination		144,301,000	$ 0
Less: warrant liabilities assumed		(16,487,000)	(1,860,000)
Less: repayment of note assumed in the Business Combination		(1,000,000)	$ 0
Less: accrued transaction costs at December 31, 2021	$ (32,779,000)	(700,000)
Plus: cash receivable from Trust		345,000
Less: net liabilities assumed in the Business Combination		(146,000)
Reverse merger, net of transaction costs		$ 126,313,000
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)		137,836,028	106,721,864
Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	137,799,218
THMA Public | Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	832,899
THMA Initial Stockholders | Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	6,900,000
THMA Sponsor | Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	6,387,026
PIPE Investors And Forward Purchase Agreement | Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	10,280,000
Legacy Pear Equityholders | Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	113,399,293